SHORT - TERM DEBT AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
SHORT-TERM DEBT AND LONG-TERM DEBT
Schedule of Short-term Debt

		As of December 31,
	Note	2019	2020
East West Bank	(i)	$11,000	$11,400
Others		3,447	—
Total		$14,447	$11,400
(i)

In September 2019, the Company borrowed $7,000 from East West Bank with an annual interest rate equal to LIBOR rate plus 1.2% due in April 2020. In April and June 2020, the maturity date of the loan was extended to July 2020 and September 2020 and the amount of borrowing was increased to $11,000 with an annual interest rate equal to LIBOR rate plus 1.7%. In September 2020, the maturity date was extended to September 2021 and maximum principal amount had been revised to $18,000. The loan was secured by the Company’s restricted cash as of December 31, 2020.

For the loan from East West Bank, the Company breached certain non-financial related covenants and the bank did not request immediate repayment of the loan. The Company repaid the loan in January 2021.

Schedule of Long-term Debt Instruments

		As of December 31,
	Note	2019		2020
Silicon Valley Bank	(i)	$		$1,585
Total			$—	$1,585
(i)	In April 2020, the Company entered into a long-term loan agreement with Silicon Valley Bank for $1,585. The loan bears an annual interest rate of 1.0% and has a loan period of 24 months.